Shareholder Report, Holdings (Details) - C000259995 [Member]	Jul. 31, 2026
Cleanspark, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Lucid Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Pagaya Technologies Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Oddity Tech Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dlocal Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Redwire Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Red Cat Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Wix.com Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%